CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (784,238)	$ (690,438)	$ (370,866)
Adjustments to reconcile net loss from continuing operations to net cash used in operating activities:
Depreciation and amortization	22,765	8,231	6,008
Stock-based compensation	252,445	205,711	137,991
Non-cash in-kind services	0	46,271	45,729
Loss on forward contract liability	0	0	1,324
Impairment expense	0	0	14,415
Equity in net loss of affiliates	20,665	3,580	637
Revaluation of financial instruments	(174)	(3,051)	(13,448)
Issuance of common stock for commitment shares	0	5,564	0
Inventory write-downs	19,705	4,927	0
Non-cash interest expense	15,481	0	0
Other non-cash activity	873	1,626	(1,063)
Changes in operating assets and liabilities:
Accounts receivable, net	(31,638)	0	0
Inventory	(141,168)	(17,412)	0
Prepaid expenses and other current assets	(27,681)	(10,967)	(928)
Other assets	(912)	(1,216)	0
Accounts payable, accrued expenses and other current liabilities	29,669	96,144	29,668
Long-term deposits	(4,306)	(4,721)	0
Operating lease liabilities	(843)	(50)	0
Other long-term liabilities	1,694	48,647	0
Net cash used in operating activities	(581,563)	(307,154)	(150,533)
Cash flows from investing activities
Purchases and deposits for property, plant and equipment	(168,257)	(179,269)	(22,324)
Investments in affiliates	(23,027)	(25,000)	(8,817)
Issuance of senior secured note receivable and prepaid acquisition-related consideration	(27,791)	0	0
Settlement of Price Differentials	(6,588)	(3,412)	0
Proceeds from sale of equipment	18	200	0
Net cash used in investing activities	(225,645)	(207,481)	(31,141)
Cash flows from financing activities
Proceeds from issuance of Series D redeemable convertible preferred stock, net of issuance costs paid	0	0	50,349
Business Combination and PIPE financing, net of issuance costs paid	0	0	616,726
Proceeds from the exercise of stock options	6,867	4,785	9,650
Proceeds from the exercise of stock warrants, net of issuance costs paid	0	0	264,548
Proceeds from issuance of shares under the Tumim Purchase Agreement	123,672	163,788	0
Proceeds from issuance of Convertible Notes, net of discount and issuance costs	233,214	0	0
Proceeds from issuance of common stock under Equity Distribution Agreement, net of commissions paid	165,143	0	0
Proceeds from issuance of debt, promissory notes and notes payable, net of issuance costs	54,000	24,632	4,134
Proceeds from issuance of financing obligations, net of issuance costs	44,823	0	0
Proceeds from insurance premium financing	6,637	0	0
Repayment of debt, promissory notes and notes payable	(30,526)	(4,100)	(4,134)
Payments on insurance premium financing	(4,638)	0	0
Payments on finance lease liabilities and financing obligation	(316)	(863)	(1,042)
Other financing activities	0	(644)	889
Net cash provided by financing activities	598,876	187,598	941,120
Net increase (decrease) in cash and cash equivalents and restricted cash and cash equivalents	(208,332)	(327,037)	759,446
Cash and cash equivalents, including restricted cash and cash equivalents, beginning of period	522,241	849,278	89,832
Cash and cash equivalents, including restricted cash and cash equivalents, end of period	313,909	522,241	849,278
Supplemental cash flow disclosures:
Cash paid for interest	4,097	797	884
Cash interest received	1,449	512	703
Supplemental noncash investing and financing activities:
Net assets acquired in Romeo Acquisition	77,137	0	0
Purchases of property, plant and equipment included in liabilities	34,946	27,510	6,751
Toggle Unsecured Convertible Notes issued for paid in kind interest	10,939	0	0
Accrued PIK interest	1,998	0	0
Accrued commissions under Equity Distribution Agreement	1,681	0	0
Embedded derivative asset bifurcated from Convertible Notes	1,500	0	0
Non-cash prepaid in-kind services	0	0	46,271
Accrued Business Combination and PIPE transaction costs	0	0	285
Net liabilities assumed from VectoIQ	0	0	21,919
Settlement of forward contract liability	0	0	1,324
Stock option proceeds receivable	238	0	213
Leased assets obtained in exchange for new finance lease liabilities	1,547	646	0
Common stock issued for commitment shares	0	5,564	0
Common stock issued for investments in affiliates, including common stock with embedded put right	0	32,376	0
Acquired intangible assets included in liabilities	$ 0	$ 47,181	$ 0